EdwardJones

Edward Jones Money Market Fund

SEMI-ANNUAL REPORT

August 31, 2002

Serving Individual Investors Since 1871
NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

August 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--44.0%
$1,050,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.665% - 1.727%, 9/13/2002 - 10/21/2002	$1,049,582,693
683,970,000		Federal Home Loan Bank System Notes, 2.030% - 7.000%, 12/17/2002 - 9/23/2003	684,622,357
211,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.720% - 2.790%, 11/7/2002 - 5/22/2003	208,827,075
181,190,000		Federal Home Loan Mortgage Corp. Notes, 2.770% - 7.000%, 10/15/2002 - 3/15/2003	182,634,807
635,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.810% - 2.640%, 10/2/2002 - 6/27/2003	629,363,705
1,738,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.625% - 1.780%, 9/5/2002 - 11/5/2002	1,737,434,025
402,430,000		Federal National Mortgage Association Notes, 2.250% - 5.750%, 11/5/2002 -- 8/1/2003	406,298,538
27,000,000	[2]	Student Loan Marketing Association Discount Notes, 2.680%, 3/14/2003	26,610,060
72,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 1.681%, 10/25/2002	71,942,078

		TOTAL GOVERNMENT AGENCIES	4,997,315,338

		REPURCHASE AGREEMENTS--56.3%[3]
485,000,000		BNP Paribas Securities Corp., 1.890%, dated 8/30/2002, due 9/3/2002	485,000,000
235,000,000		Banc One Capital Markets, Inc., 1.890%, dated 8/30/2002, due 9/3/2002	235,000,000
566,172,000		Bank of America LLC, 1.890%, dated 8/30/2002, due 9/3/2002	566,172,000
350,000,000		Barclays Capital, Inc., 1.770%, dated 8/30/2002, due 9/3/2002	350,000,000
100,000,000		Bear Stearns Cos., Inc., 1.860%, dated 8/30/2002, due 9/3/2002	100,000,000
200,000,000		Bear Stearns Cos., Inc., 1.890%, dated 8/30/2002, due 9/3/2002	200,000,000
364,000,000		Countrywide Securities Corp., 1.890%, dated 8/30/2002, due 9/3/2002	364,000,000
450,000,000	[4]	Credit Suisse First Boston Corp., 1.760%, dated 8/22/2002, due 9/23/2002	450,000,000
105,298,000		Deutsche Bank Securities, Inc., 1.830%, dated 8/30/2002, due 9/3/2002	105,298,000
450,000,000		Deutsche Bank Securities, Inc., 1.890%, dated 8/30/2002, due 9/3/2002	450,000,000
100,000,000		Greenwich Capital Markets, Inc., 1.900%, dated 8/30/2002, due 9/3/2002	100,000,000
410,000,000		J.P. Morgan Securities, Inc., 1.900%, dated 8/30/2002, due 9/3/2002	410,000,000
115,000,000	[4]	Merrill Lynch Government Securities, 1.780%, dated 7/11/2002, due 11/12/2002	115,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$685,000,000		Salomon Smith Barney Inc., 1.890%, dated 8/30/2002, due 9/3/2002	$685,000,000
84,000,000	[4]	UBS Warburg LLC, 1.730%, dated 8/16/2002, due 10/2/2002	84,000,000
100,000,000	[4]	UBS Warburg LLC, 1.740%, dated 8/22/2002, due 10/16/2002	100,000,000
469,000,000	[4]	UBS Warburg LLC, 1.760%, dated 8/22/2002, due 9/23/2002	469,000,000
250,000,000		UBS Warburg LLC, 1.800%, dated 8/30/2002, due 9/3/2002	250,000,000
200,000,000		UBS Warburg LLC, 1.880%, dated 8/30/2002, due 9/3/2002	200,000,000
291,000,000		UBS Warburg LLC, 1.890%, dated 8/30/2002, due 9/3/2002	291,000,000
175,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 6/6/2002, due 9/13/2002	175,000,000
200,000,000		Westdeutsche Landesbank Girozentrale, 1.890%, dated 8/30/2002, due 9/3/2002	200,000,000

		TOTAL REPURCHASE AGREEMENTS	6,384,470,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,381,785,338

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The repurchase agreements are fully collateralized by U.S. Treasury and government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,346,075,660) at August 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002 (unaudited)

Assets:
Investments in securities	$4,997,315,338
Investments in repurchase agreements	6,384,470,000

Total investments in securities, at amortized cost and value		$11,381,785,338
Cash		24,086,574
Income receivable		18,387,587
Receivable for shares sold		66,663

TOTAL ASSETS		11,424,326,162

Liabilities:
Payable for investments purchased	$69,496,525
Income distribution payable	3,956,146
Accrued expenses	4,797,831

TOTAL LIABILITIES		78,250,502

Net assets for 11,346,075,660 shares outstanding		$11,346,075,660

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Investment Shares:
$9,287,156,484 ÷ 9,287,156,484 shares outstanding		$1.00

Retirement Shares:
$2,058,919,176 ÷ 2,058,919,176 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2002 (unaudited)

Investment Income:
Interest		$112,658,267

Expenses:
Investment adviser fee	$23,682,956
Administrative personnel and services fee	4,333,930
Custodian fees	159,870
Transfer and dividend disbursing agent fees and expenses--Investment Shares	3,501,327
Transfer and dividend disbursing agent fees and expenses--Retirement Shares	5,399,483
Directors'/Trustees' fees	44,213
Auditing fees	5,763
Legal fees	11,527
Portfolio accounting fees	384,157
Shareholder services fee--Investment Shares	11,913,296
Shareholder services fee--Retirement Shares	2,494,716
Share registration costs	386,878
Printing and postage--Investment Shares	152,775
Printing and postage--Retirement Shares	431,784
Insurance premiums	7,656
Miscellaneous	15,397

TOTAL EXPENSES	52,925,728

Net investment income		$59,732,539

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2002	Year Ended 2/28/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,732,539	$300,627,256

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(53,456,872)	(277,256,090)
Retirement Shares	(6,275,667)	(23,371,166)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(59,732,539)	(300,627,256)

Share Transactions:
Proceeds from sale of shares	23,784,386,415	45,705,305,854
Net asset value of shares issued to shareholders in payment of distributions declared	59,424,463	305,315,748
Cost of shares redeemed	(24,047,044,860)	(45,480,348,635)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(203,233,982)	530,272,967

Change in net assets	(203,233,982)	530,272,967

Net Assets:
Beginning of period	11,549,309,642	11,019,036,675

End of period	$11,346,075,660	$11,549,309,642

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.05	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.58%[2]	2.75%	5.62%	4.43%	4.63%	4.84%

Ratios to Average Net Assets:

Expenses	0.83%[3]	0.83%	0.91%	0.94%	0.87%	0.89%

Net investment income	1.12%[3]	2.75%	5.47%	4.35%	4.50%	4.72%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,287,157	$9,722,644	$11,019,037	$8,761,300	$7,671,750	$5,805,434

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This return represents a six-month period.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	8/31/2002	2/28/2002 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01
Less Distributions:
Distributions from net investment income	0.00 [2]	(0.01)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[3]	0.32%[4]	1.41%

Ratios to Average Net Assets:

Expenses	1.34%[5]	1.30%[5]

Net investment income	0.63%[5]	1.78%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,058,919	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Amount is less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This return represents a six-month period.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002 (unaudited)

ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On May 21, 2001, a new class of shares known as Retirement Shares became effective and the existing class of shares will be designated as Investment Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between shares classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per shares dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2002, capital paid-in aggregated $11,346,075,660.

Transactions in shares were as follows:

	Six Months Ended 8/31/2002	Year Ended 2/28/2002
Investment Shares:
Shares sold	14,464,387,486	32,642,046,738
Shares issued to shareholders in payment of distributions declared	53,421,728	283,053,361
Shares redeemed	(14,953,296,351)	(34,221,493,153)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(435,487,137)	(1,296,393,054)

	Six Months Ended 8/31/2002	Period Ended 2/28/2002 [1]
Retirement Shares:
Shares sold	9,319,998,929	13,063,259,116
Shares issued to shareholders in payment of distributions declared	6,002,735	22,262,387
Shares redeemed	(9,093,748,509)	(11,258,855,482)

NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	232,253,155	1,826,666,021

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(203,233,982)	530,272,967

1 For the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion.

Adviser's Background

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company ("FIMCO"), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward D. Jones & Co. L.P. serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward D. Jones & Co. L.P. is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's/fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

Cusip 48019P102
Cusip 48019P201

8092605 (10/02)